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                               December 31, 1998



VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., NW
Washington, DC 20549

     RE: Heartland Group, Inc. (File Nos. No. 33-11371 and 811-4982); Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Heartland Group, Inc. (the "Registrant"), in lieu of filing under paragraph (c) of Rule 497 with respect to the Prospectus and Statement of Additional Information, each dated December 29, 1998, relating to the Heartland Taxable Short Duration Municipal Fund that were included in Post-Effective Amendment No. 37, in accordance with Rule 497(j), we hereby certify on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 37, the most recent amendment filed relating to the Prospectus and Statement of Additional Information, and that the text of such Post-Effective Amendment was filed electronically on December 28, 1998.

Please call me at 414-289-3470 if you have any questions about this filing.

                                                  Sincerely,



                                                  H. Bernt von Ohlen
                                                  Associate Counsel